Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of employee benefits liability recognized

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Net defined benefit liability	₩	1,257,693	559,270

Schedule of reconciliation from the opening balances

		Defined benefit obligation			Fair value of plan assets			Net defined benefit liabilities
		2025	2024	2023	2025	2024	2023	2025	2024	2023
	(In thousands of Korean won)
Balance at 1 January	₩	559,271	706,102	928,148	-	-	-	559,271	706,102	928,148
Included in profit or loss
Current service cost		457,795	375,158	514,505	-	-	-	457,795	375,158	514,505
Past service credit		292,523	19,015	31,375	-	-	-	292,523	19,015	31,375
Gains on Settlement		1,132	-	-	-	-	-	1,132	-	-
Interest expense		46,760	-	-	9,126	-	-	37,634	-	-
Subtotal		798,210	394,173	545,880	9,126	-	-	789,084	394,173	545,880
Included in OCI
Remeasurement loss(gain)
Demographic assumption		-	(4,954)	-	-	-	-	-	(4,954)	-
Financial assumption		(47,762)	41,683	49,584	-	-	-	(47,762)	41,683	49,584
Adjustment based on experience		(261,251)	(80,813)	(159,142)	-	-	-	(261,251)	(80,813)	(159,142)
Return on plan assets excluding interest income		-	-	-	1,407	-	-	(1,407)	-	-
Subtotal		(309,013)	(44,084)	(109,558)	1,407	-	-	(310,420)	(44,084)	(109,558)
Other
Changes in scope of consolidation		931,378	-	-	395,353	-	-	536,025	-	-
Benefits paid		(316,267)	(496,920)	(658,368)	-	-	-	(316,267)	(496,920)	(658,368)
Subtotal		615,111	(496,920)	(658,368)	395,353	-	-	219,758	(496,920)	(658,368)
Balance at 31 December	₩	1,663,579	559,271	706,102	405,886	-	-	1,257,693	559,271	706,102

Schedule of plan assets

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash	₩	53	-
Time deposits		405,833	-
Total	₩	405,886	-

Schedule of assumptions

	2025	2024	2023
Discount rate	3.7% ~ 4.6%	4.2%	4.9%
Future salary growth	6.28% ~ 7.1%	7.1%	7.24%

Schedule of defined benefit obligation

		December 31, 2025		December 31, 2024
		Increased by 1%	Decreased by 1%	Increased by 1%	Decreased by 1%
		(In thousands of Korean won)
Discount rate	₩	(119,694)	138,208	(55,066)	66,463
Future salary growth		137,766	(121,689)	66,204	(55,864)

Schedule of employee benefit expenses recognized

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Wages and salaries	₩	11,854,114	8,056,765	9,641,567
Expenses related to post-employment plans		1,382,647	689,253	981,019
Social security contributions		351,143	398,066	582,545
Fringe benefit		860,744	585,245	598,503
Cash settled Share-based payments		(18,676)	(180,127)	(25,758)
Total	₩	14,429,972	9,549,202	11,777,876

Schedule of Expenses are recognized in the consolidated statements of comprehensive income

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Cost of revenues	₩	7,341,369	7,280,355	9,290,041
Selling, general and administrative expenses		7,088,603	2,268,847	2,487,835
Total	₩	14,429,972	9,549,202	11,777,876